Revenue, Deferred Revenue and Remaining Performance Obligations - Revenue By Geographic Location (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 176,991	$ 125,599	$ 174,886	$ 120,575
North America
Disaggregation of Revenue [Line Items]
Revenue	149,744	111,596	154,131	108,835
International
Disaggregation of Revenue [Line Items]
Revenue	$ 27,247	$ 14,003	$ 20,755	$ 11,740